Accounts Receivable	12 Months Ended
Sep. 30, 2022
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable as of September 30, 2022 and 2021 consisted of the following:

	2022	2021
Accounts receivable	$21,855,584	$24,364,198
Less: allowance for doubtful accounts	(2,197,396)	(3,066,937)
Accounts receivable, net	$19,658,188	$21,297,261

The Company’s customers are for the most part, various levels of government, state-owned entities and construction companies. Due to the nature of the customers and the practice of the industry, the Company generally allows credit period of 180 days to its customers. The average accounts receivable turnover period was approximately 108 days, 106 days and 93 days for the fiscal years ended September 30, 2022, 2021 and 2020, respectively.

Changes of allowance for doubtful accounts for the years ended September 30, 2022 and 2021 are as follow:

	2022	2021
Beginning balance	$3,066,937	$2,910,554
Reduction of bad debt allowance	(580,631)	-
Exchange difference	(288,910)	156,383
Ending balance	$2,197,396	$3,066,937

No bad debt expense and debt write-off recorded by the Company during the years ended September 30, 2022 and 2021.